SUPPLEMENTARY INFORMATION - Schedule of Sundry Income (Expense), Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 01, 2023
Schedule Of Sundry Income (Expense) [Line Items]
Non-operating pension and other post-employment benefit ("OPEB") credits (costs)	$ 18	$ (9)	$ 28
Interest income	73	155	50
Net gain on divestiture and sales of other assets and investments	20	19	78
Foreign exchange gains (losses), net	3	(73)	15
Loss on debt extinguishment	(74)	0	0
Interest rate swap mark-to-market loss	(138)	0	0
Miscellaneous income (expenses) - net	22	10	20
Sundry income (expense) - net	(76)	102	191
IndustrialsCo
Schedule Of Sundry Income (Expense) [Line Items]
Net gain on divestiture and sales of other assets and investments			37
Disposal Group, Held-for-sale, Not Discontinued Operations | Biomaterials Business Unit
Schedule Of Sundry Income (Expense) [Line Items]
Net gain on divestiture and sales of other assets and investments			26
Derby
Schedule Of Sundry Income (Expense) [Line Items]
Non-cash interest income on notes receivable	26	4
Related party notes receivable				$ 350
Interest Rate Swap
Schedule Of Sundry Income (Expense) [Line Items]
Interest rate swap mark-to-market loss	$ (138)	$ 0	$ 0